Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Goodwill and Other Intangible Assets

3.    Goodwill and Other Intangible Assets

Goodwill

Annually, in the fiscal fourth quarter, and more frequently if events or changes in business circumstances indicate that it is more likely than not that the carrying value of a reporting unit exceeds its fair value, the Company tests goodwill for impairment by comparing the fair value of the Company’s reporting unit with its carrying amount. Fair value of the Company’s reporting unit is determined utilizing a discounted cash flow analysis based on the Company’s forecast cash flows discounted using an estimated weighted-average cost of capital of market participants. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered potentially impaired. In determining fair value, management relies on and considers a number of factors, including operating results, business plans, economic projections, anticipated future cash flows and other market data.

The changes in the carrying amount of goodwill as of December 28, 2012 and September 28, 2012 are as follows ($ in millions):

Balance as of September 28, 2012	$3,400
Acquisitions	20
Currency translation	(1)

Balance as of December 28, 2012	$3,419

Balance as of September 30, 2011	$3,395
Currency translation	5

Balance as of September 28, 2012	$3,400

Other Intangible Assets

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s other intangible assets as of December 28, 2012 and September 28, 2012 ($ in millions):

	December 28, 2012		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$7,335	$4,497	$7,247	$4,392
Other	12	6	12	6

Total	$7,347	$4,503	$7,259	$4,398

Changes in the net carrying amount of contracts and related customer relationships for as of December 28, 2012 and September 28, 2012 are as follows ($ in millions):

Balance as of September 28, 2012	$2,855
Customer contract additions, net of dealer charge-backs	125
Amortization	(140)
Currency translation	(2)

Balance as of December 28, 2012	$2,838

Balance as of September 30, 2011	$2,749
Customer contract additions, net of dealer charge-backs	642
Amortization	(544)
Currency Translation	8

Balance as of September 28, 2012	$2,855

Other than goodwill, the Company does not have any other indefinite-lived intangible assets as of December 28, 2012 and September 28, 2012. Intangible asset amortization expense for the quarters ended December 28, 2012 and December 30, 2011 was $140 million and $134 million, respectively. The estimated aggregate amortization expense for intangible assets is expected to be approximately $396 million for the remainder of 2013, $459 million for 2014, $390 million for 2015, $330 million for 2016, $278 million for 2017 and $991 million for 2018 and thereafter.

4.	Goodwill and Other Intangible Assets

Goodwill

Annually, in the fiscal fourth quarter, and more frequently if events or changes in business circumstances indicate that it is more likely than not that the carrying value of a reporting unit exceeds its fair value, the Company tests goodwill for impairment by comparing the fair value of the Company’s reporting unit with its carrying amount. Fair value of the Company’s reporting unit is determined utilizing a discounted cash flow analysis based on the Company’s forecast cash flows discounted using an estimated weighted-average cost of capital of market participants. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered potentially impaired. In determining fair value, management relies on and considers a number of factors, including operating results, business plans, economic projections, anticipated future cash flows and other market data. There were no goodwill impairments as a result of performing the Company’s 2012, 2011 and 2010 annual impairment tests.

The changes in the carrying amount of goodwill for the years ended 2012 and 2011 are as follows ($ in millions):

Balance as of September 30, 2011	$3,395
Currency translation	5

Balance as of September 28, 2012	$3,400

Balance as of September 24, 2010	$3,393
Acquisitions/purchase accounting adjustments	2

Balance as of September 30, 2011	$3,395

Other Intangible Assets

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s other intangible assets as of September 28, 2012 and September 30, 2011 ($ in millions):

	September 28, 2012		September 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$7,247	$4,392	$6,687	$3,938
Other	12	6	13	7

Total	$7,259	$4,398	$6,700	$3,945

Changes in the net carrying amount of contracts and related customer relationships for the years ended 2012 and 2011 are as follows ($ in millions):

Balance as of September 30, 2011	$2,749
Customer contract additions, net of dealer charge-backs	642
Amortization	(544)
Currency translation	8

Balance as of September 28, 2012	$2,855

Balance as of September 24, 2010	$2,686
Customer contract additions, net of dealer charge-backs	579
Amortization	(516)

Balance as of September 30, 2011	$2,749

Other than goodwill, the Company does not have any other indefinite-lived intangible assets as of September 28, 2012 and September 30, 2011. Intangible asset amortization expense for 2012, 2011 and 2010 was $546 million, $518 million and $450 million, respectively. As of September 28, 2012, the weighted-average amortization period for contracts and related customer relationships, other intangibles and total intangible assets was 14 years, 11 years and 14 years, respectively.

The estimated aggregate amortization expense for intangible assets is expected to be approximately $516 million for 2013, $440 million for 2014, $374 million for 2015, $317 million for 2016, $267 million for 2017 and $947 million for 2018 and thereafter.